Vanguard® Short-Term Federal Fund
Schedule of Investments (unaudited)
As of April 30, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (92.1%)
U.S. Government Securities (38.8%)
	U.S. Treasury Note/Bond	0.125%	3/31/23	550,000	549,656
	U.S. Treasury Note/Bond	0.125%	2/15/24	439,563	437,571
	U.S. Treasury Note/Bond	0.250%	3/15/24	755,300	754,002
	U.S. Treasury Note/Bond	1.750%	12/31/24	50,000	52,234
	U.S. Treasury Note/Bond	1.375%	1/31/25	265,000	273,198
	U.S. Treasury Note/Bond	0.250%	7/31/25	50,000	49,117
	U.S. Treasury Note/Bond	0.250%	10/31/25	40,000	39,144
[1]	U.S. Treasury Note/Bond	0.375%	11/30/25	522,200	513,225
	U.S. Treasury Note/Bond	0.375%	12/31/25	103,930	102,014
	U.S. Treasury Note/Bond	0.375%	1/31/26	200,000	196,000
	U.S. Treasury Note/Bond	0.500%	8/31/27	2,320	2,224
	U.S. Treasury Note/Bond	0.375%	9/30/27	14,700	13,951
[2]	U.S. Treasury Note/Bond	0.500%	10/31/27	247,000	235,885
	U.S. Treasury Note/Bond	1.125%	2/29/28	3,810	3,773
					3,221,994
Agency Bonds and Notes (29.2%)
[3]	Fannie Mae Interest Strip	0.000%	11/15/25	72,402	69,746
[3]	Fannie Mae Interest Strip	0.000%	5/15/26	91,000	86,258
[3,4]	Fannie Mae Interest Strip	0.000%	10/25/40	8,575	7,944
[3]	Fannie Mae Principal Strip	0.000%	1/15/30	43,650	37,304
[3]	Fannie Mae Principal Strip	0.000%	5/15/30	122,915	104,227
	Federal Farm Credit Banks Funding Corp.	0.125%	11/23/22	37,000	36,983
	Federal Farm Credit Banks Funding Corp.	0.680%	3/9/26	275,000	271,817
[3]	Federal Home Loan Mortgage Corp.	0.250%	11/6/23	100,000	100,019
[3]	Federal Home Loan Mortgage Corp.	1.500%	2/12/25	136,000	140,704
[3]	Federal Home Loan Mortgage Corp.	0.640%	11/24/25	174,650	173,067
[3]	Federal Home Loan Mortgage Corp.	0.700%	12/30/25	194,850	193,386
[3]	Federal National Mortgage Association	0.500%	6/17/25	110,000	109,319
[3]	Federal National Mortgage Association	0.375%	8/25/25	130,000	128,121
[3]	Federal National Mortgage Association	0.650%	12/17/25	138,500	137,141
[3]	Federal National Mortgage Association	0.650%	12/17/25	180,495	178,712
[3]	Freddie Mac Coupon Strips	0.000%	3/15/31	4,455	3,699
[3]	Freddie Mac Strips	0.000%	9/15/29	23,050	19,900
[3]	Freddie Mac Strips	0.000%	3/15/31	21,820	18,117
	Private Export Funding Corp.	4.300%	12/15/21	4,430	4,536
	Private Export Funding Corp.	3.550%	1/15/24	8,700	9,364
	Resolution Funding Corp. Interest Strip	0.000%	4/15/28	4,590	4,146
	Resolution Funding Corp. Interest Strip	0.000%	1/15/29	13,174	11,605
	Resolution Funding Corp. Interest Strip	0.000%	4/15/29	13,171	11,536
	Resolution Funding Corp. Interest Strip	0.000%	7/15/29	33,485	29,135
	Resolution Funding Corp. Interest Strip	0.000%	10/15/29	15,108	13,013
	Resolution Funding Corp. Interest Strip	0.000%	1/15/30	4,155	3,563

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Resolution Funding Corp. Principal Strip	0.000%	1/15/30	358,296	307,251
	Resolution Funding Corp. Principal Strip	0.000%	4/15/30	227,307	194,067
	Tennessee Valley Authority Principal Strip	0.000%	11/1/25	17,342	16,689
					2,421,369
Conventional Mortgage-Backed Securities (12.7%)
[3,4,5]	Fannie Mae Pool	3.000%	9/1/34–1/1/50	39,137	40,404
[3,4]	Fannie Mae Pool	3.500%	1/1/49–12/1/49	35,782	37,005
[3,4]	Fannie Mae Pool	4.000%	4/1/49–8/1/49	9,690	10,211
[3,4]	Fannie Mae Pool	4.500%	9/1/48–11/1/49	53,441	56,873
[3,4]	Freddie Mac Gold Pool	2.000%	9/1/28–6/1/30	3,854	3,985
[3,4]	Freddie Mac Gold Pool	2.500%	6/1/22–10/1/31	11,825	12,453
[3,4]	Freddie Mac Gold Pool	3.000%	11/1/29–3/1/31	17,086	18,061
[3,4]	Freddie Mac Gold Pool	3.500%	6/1/21–8/1/29	6,654	7,149
[3,4]	Freddie Mac Gold Pool	4.000%	6/1/21–1/1/29	2,578	2,735
[3,4]	Freddie Mac Gold Pool	4.500%	8/1/22–1/1/49	13,008	13,893
[3,4]	Freddie Mac Gold Pool	5.000%	12/1/21–6/1/25	460	478
[3,4]	Freddie Mac Pool	3.000%	10/1/49–11/1/49	10,404	10,583
[4]	Ginnie Mae II Pool	3.000%	9/20/49–11/20/49	14,245	14,637
[3,4,5]	UMBS Pool	1.500%	6/17/36	101,500	102,563
[3,4,5]	UMBS Pool	2.000%	10/1/27–6/17/36	228,857	236,114
[3,4,5]	UMBS Pool	2.500%	2/1/28–6/17/36	245,448	256,550
[3,4,5]	UMBS Pool	3.000%	6/1/21–12/1/35	122,783	129,790
[3,4]	UMBS Pool	3.500%	5/1/21–5/1/30	16,679	17,854
[3,4]	UMBS Pool	4.000%	5/1/21–3/1/49	9,374	10,189
[3,4]	UMBS Pool	4.500%	3/1/22–3/1/49	303	319
[3,4]	UMBS Pool	5.000%	5/1/22–2/1/44	5,043	5,739
[3,4]	UMBS Pool	5.500%	5/1/21–9/1/41	23,114	26,448
[3,4]	UMBS Pool	6.000%	5/1/24–1/1/41	34,545	41,020
					1,055,053
Nonconventional Mortgage-Backed Securities (11.4%)
[3,4]	Fannie Mae REMICS	1.500%	12/25/41–1/25/43	58,728	59,391
[3,4]	Fannie Mae REMICS	1.650%	12/25/42	9,293	9,412
[3,4]	Fannie Mae REMICS	1.750%	11/25/32–3/25/46	80,389	81,108
[3,4]	Fannie Mae REMICS	1.850%	8/25/46	12,168	12,291
[3,4]	Fannie Mae REMICS	2.000%	12/25/44	3,920	3,960
[3,4]	Fannie Mae REMICS	2.100%	4/25/43	2,701	2,733
[3,4]	Fannie Mae REMICS	2.125%	10/25/42	3,457	3,485
[3,4]	Fannie Mae REMICS	2.250%	7/25/43–7/15/44	36,050	36,788
[3,4]	Fannie Mae REMICS	2.500%	6/25/40–1/25/50	44,859	45,858
[3,4]	Fannie Mae REMICS	3.000%	10/25/33–9/25/49	71,670	74,473
[3,4]	Fannie Mae REMICS	3.500%	3/25/43–10/25/48	36,317	37,741
[3,4]	Fannie Mae REMICS	4.000%	5/25/42–10/25/48	24,560	27,283
[3,4]	Fannie Mae REMICS	5.000%	9/25/40	8,305	9,363
[3,4]	Fannie Mae REMICS	5.250%	9/25/41	3,745	4,412
[3,4]	Freddie Mac REMICS	1.250%	2/15/42	21,811	21,920
[3,4]	Freddie Mac REMICS	1.500%	10/15/42	19,409	19,645
[3,4]	Freddie Mac REMICS	1.750%	4/15/43	11,388	11,673
[3,4]	Freddie Mac REMICS	2.000%	7/15/42	11,596	11,970
[3,4]	Freddie Mac REMICS	2.250%	3/15/41–9/25/49	18,357	18,656
[3,4]	Freddie Mac REMICS	2.500%	4/15/37–12/25/49	125,697	129,668
[3,4]	Freddie Mac REMICS	2.750%	1/15/46–10/25/49	3,716	3,841
[3,4]	Freddie Mac REMICS	3.000%	10/15/45–7/25/49	26,827	27,794
[3,4]	Freddie Mac REMICS	3.500%	5/15/40–12/25/49	19,567	20,876
[3,4]	Freddie Mac REMICS	4.000%	8/15/47–7/15/49	18,903	20,657
[3,4]	Freddie Mac REMICS	5.000%	12/15/40	14,168	16,222
[3,4]	Freddie Mac REMICS	6.500%	5/15/24	2,788	2,944
[3,4]	Freddie Mac Strips	2.500%	9/15/47	17,702	18,476

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,4]	Freddie Mac Strips	3.000%	6/15/42	7,050	7,345
[4]	Ginnie Mae	1.500%	10/20/45	53,255	53,261
[4]	Ginnie Mae	2.045%	12/20/42	3,907	4,007
[4]	Ginnie Mae	2.500%	9/20/43–9/20/49	18,223	19,076
[4]	Ginnie Mae	2.750%	9/20/45–5/20/49	50,761	51,543
[4]	Ginnie Mae	3.000%	3/20/41–3/20/48	51,578	53,022
[4]	Ginnie Mae	3.500%	4/20/48–5/20/49	9,394	10,079
[4]	Ginnie Mae	4.000%	10/20/47–9/20/48	16,447	16,955
					947,928
Total U.S. Government and Agency Obligations (Cost $7,675,288)					7,646,344
Asset-Backed/Commercial Mortgage-Backed Securities (3.5%)
[3,4,6,7]	Federal Home Loan Mortgage Corp.	0.653%	12/25/24	20,041	351
[3,4,6,7]	Freddie Mac Multifamily Structured Pass Through Certificates Class X1 Series K053	1.021%	12/25/25	10,169	368
[3,4,6,7]	Freddie Mac Multifamily Structured Pass Through Certificates Class X1 Series K054	1.306%	1/25/26	111,413	5,418
[3,4,6,7]	Freddie Mac Multifamily Structured Pass Through Certificates Class X1 Series K055	1.494%	3/25/26	3,862	223
[3,4,6,7]	Freddie Mac Multifamily Structured Pass Through Certificates Class X1 Series K057	1.310%	7/25/26	136,443	7,180
[3,4,6,7]	Freddie Mac Multifamily Structured Pass Through Certificates Class X1 Series K058	1.051%	8/25/26	6,820	297
[3,4,6,7]	Freddie Mac Multifamily Structured Pass Through Certificates Class X1 Series K065	0.811%	4/25/27	36,036	1,308
[3,4,7]	Freddie Mac Multifamily Structured Pass Through Certificates Class X1 Series K116	1.531%	7/25/30	12	1
[3,4,7]	Freddie Mac Multifamily Structured Pass Through Certificates Class X1 Series K122	0.974%	11/25/30	11	1
[3,4,7]	Freddie Mac Multifamily Structured Pass Through Certificates Class X1 Series K123	0.866%	12/25/30	18	1
[3,4,7]	Freddie Mac Multifamily Structured Pass Through Certificates Class X1 Series K152	1.101%	1/25/31	144	11
[3,4,6,7]	Freddie Mac Multifamily Structured Pass Through Certificates Class X1 Series KG05	0.402%	1/25/31	114,000	3,135
[4]	U.S. Small Business Administration Class 1 Series 2002-20L	5.100%	12/1/22	153	157
[4]	U.S. Small Business Administration Class 1 Series 2004-20F	5.520%	6/1/24	387	410
[4]	U.S. Small Business Administration Class 1 Series 2004-20G	5.190%	7/1/24	109	115
[4]	U.S. Small Business Administration Class 1 Series 2005-20A	4.860%	1/1/25	130	137
[4]	U.S. Small Business Administration Class 1 Series 2005-20B	4.625%	2/1/25	55	57
[4]	U.S. Small Business Administration Class 1 Series 2005-20C	4.950%	3/1/25	39	42
[4]	U.S. Small Business Administration Class 1 Series 2005-20G	4.750%	7/1/25	32	34

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	U.S. Small Business Administration Class 1 Series 2005-20J	5.090%	10/1/25	369	395
[4]	U.S. Small Business Administration Class 1 Series 2006-20D	5.640%	4/1/26	409	444
[4]	U.S. Small Business Administration Class 1 Series 2006-20H	5.700%	8/1/26	615	670
[4]	U.S. Small Business Administration Class 1 Series 2006-20J	5.370%	10/1/26	1,462	1,571
[4]	U.S. Small Business Administration Class 1 Series 2006-20K	5.360%	11/1/26	2,900	3,157
[4]	U.S. Small Business Administration Class 1 Series 2006-20L	5.120%	12/1/26	844	913
[4]	U.S. Small Business Administration Class 1 Series 2007-20C	5.230%	3/1/27	681	745
[4]	U.S. Small Business Administration Class 1 Series 2007-20D	5.320%	4/1/27	491	535
[4]	U.S. Small Business Administration Class 1 Series 2007-20E	5.310%	5/1/27	1,245	1,353
[4]	U.S. Small Business Administration Class 1 Series 2007-20G	5.820%	7/1/27	487	537
[4]	U.S. Small Business Administration Class 1 Series 2007-20I	5.560%	9/1/27	2,250	2,495
[4]	U.S. Small Business Administration Class 1 Series 2007-20L	5.290%	12/1/27	32	35
[4]	U.S. Small Business Administration Class 1 Series 2008-20B	5.160%	2/1/28	71	77
[4]	U.S. Small Business Administration Class 1 Series 2008-20C	5.490%	3/1/28	64	71
[4]	U.S. Small Business Administration Class 1 Series 2008-20D	5.370%	4/1/28	153	168
[4]	U.S. Small Business Administration Class 1 Series 2008-20F	5.680%	6/1/28	52	57
[4]	U.S. Small Business Administration Class 1 Series 2008-20H	6.020%	8/1/28	50	56
[4]	U.S. Small Business Administration Class 1 Series 2008-20J	5.630%	10/1/28	63	70
[4]	U.S. Small Business Administration Class 1 Series 2009-20A	5.720%	1/1/29	41	45
[4]	U.S. Small Business Administration Class 1 Series 2009-20D	4.310%	4/1/29	35	38
[4]	U.S. Small Business Administration Class 1 Series 2009-20I	4.200%	9/1/29	868	943
[4]	U.S. Small Business Administration Class 1 Series 2009-20J	3.920%	10/1/29	1,378	1,484
[4]	U.S. Small Business Administration Class 1 Series 2009-20K	4.090%	11/1/29	740	799
[4]	U.S. Small Business Administration Class 1 Series 2010-20H	3.520%	8/1/30	105	113
[4]	U.S. Small Business Administration Class 1 Series 2011-20B	4.220%	2/1/31	200	218
[4]	U.S. Small Business Administration Class 1 Series 2011-20H	3.290%	8/1/31	53	57
[4]	U.S. Small Business Administration Class 1 Series 2012-20I	2.200%	9/1/32	38	39
[4]	U.S. Small Business Administration Class 1 Series 2013-20G	3.150%	7/1/33	63	67
[4]	U.S. Small Business Administration Class 1 Series 2013-20K	3.380%	11/1/33	77	82
[4]	U.S. Small Business Administration Class 1 Series 2017-20I	2.780%	12/1/37	2,108	2,226

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	U.S. Small Business Administration Class 1 Series 2018-20A	2.920%	1/1/38	10,754	11,486
[4]	U.S. Small Business Administration Class 1 Series 2018-20B	3.220%	2/1/38	16,744	18,075
[4]	U.S. Small Business Administration Class 1 Series 2018-20C	3.200%	3/1/38	33,285	35,894
[4]	U.S. Small Business Administration Class 1 Series 2018-20D	3.310%	4/1/38	24,563	26,672
[4]	U.S. Small Business Administration Class 1 Series 2018-20E	3.500%	5/1/38	7,296	7,986
[4]	U.S. Small Business Administration Class 1 Series 2018-20F	3.600%	6/1/38	13,149	14,424
[4]	U.S. Small Business Administration Class 1 Series 2018-20J	3.770%	10/1/38	23,431	25,994
[4]	U.S. Small Business Administration Class 1 Series 2018-20K	3.870%	11/1/38	14,463	16,037
[4]	U.S. Small Business Administration Class 1 Series 2018-20L	3.540%	12/1/38	19,298	21,102
[4]	U.S. Small Business Administration Class 1 Series 2018-25F	3.670%	12/1/43	2,044	2,237
[4]	U.S. Small Business Administration Class 1 Series 2019-20A	3.370%	1/1/39	8,000	8,688
[4]	U.S. Small Business Administration Class 1 Series 2019-20C	3.200%	3/1/39	7,819	8,432
[4]	U.S. Small Business Administration Class 1 Series 2019-25E	3.070%	5/1/44	6,041	6,486
[4]	U.S. Small Business Administration Class 1 Series 2019-25F	2.770%	6/1/44	9,517	10,135
[4]	U.S. Small Business Administration Class 1 Series 2019-25G	2.690%	7/1/44	10,251	10,843
[4]	U.S. Small Business Administration Class 1 Series 2019-25H	2.310%	8/1/44	10,897	11,341
[4]	U.S. Small Business Administration Class 1 Series 2019-25I	2.380%	12/1/44	6,610	6,891
[4]	U.S. Small Business Administration Class 1 Series 2019-25K	2.480%	11/1/44	8,389	8,794
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $269,164)					290,223
Sovereign Bonds (0.1%)
[8]	State of Israel (Cost $6,206)	0.000%	11/1/24	6,905	6,662
				Shares
Temporary Cash Investments (12.4%)
Money Market Fund (12.4%)
[9]	Vanguard Market Liquidity Fund (Cost $1,031,364)	0.068%		10,313,682	1,031,368

	Expiration Date	Contracts	Exercise Price	Notional Amount ($000)	Market Value ($000)
Options Purchased (0.0%)
				Notional Value ($000)
Exchange-Traded Options (0.0%)
Call Options
10-Year U.S. Treasury Note Futures Contracts	5/21/21	982	$134.00	131,588	31
Total Options Purchased (Cost $217)					31
Total Investments (108.1%) (Cost $8,982,239)					8,974,628
Other Assets and Liabilities—Net (-8.1%)					(673,873)
Net Assets (100%)					8,300,755
Cost is in $000.
1	Securities with a value of $20,000 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
2	Securities with a value of $27,878,000 have been segregated as initial margin for open futures contracts.
3	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2021.
6	Interest-only security.
7	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
8	U.S. government-guaranteed.
9	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REMICS—Real Estate Mortgage Investment Conduits.
UMBS—Uniform Mortgage-Backed Securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	June 2021	982	216,784	22

Futures Contracts (continued)
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Short Futures Contracts
10-Year U.S. Treasury Note	June 2021	(3,447)	(455,112)	1,090
5-Year U.S. Treasury Note	June 2021	(6,828)	(846,245)	303
Long U.S. Treasury Bond	June 2021	(86)	(13,524)	187
Ultra 10-Year U.S. Treasury Note	June 2021	(6,048)	(880,268)	13,185
Ultra Long U.S. Treasury Bond	June 2021	(170)	(31,604)	351
				15,116
				15,138
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearing house is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C. Options: The fund invests in options contracts on futures to adjust its exposure to the underlying investments. The primary risk associated with purchasing options is that if interest rates move in such a way that the option is out-of-the-money, the position is worthless at expiration, and the fund loses premium paid. The primary risk associated with selling options is that if interest rates move in such a way that the option is in-the-money, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received. Counterparty risk involving options on futures contracts is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades options on futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers.

Options contracts on futures are valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
D. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.
At April 30, 2021, counterparties had deposited in segregated accounts securities with a value of $1,338,000 and cash of $1,135,000 in connection with TBA transactions.
E.  Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.
F.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	7,646,344	—	7,646,344
Asset-Backed/Commercial Mortgage-Backed Securities	—	290,223	—	290,223
Sovereign Bonds	—	6,662	—	6,662
Temporary Cash Investments	1,031,368	—	—	1,031,368
Options Purchased	31	—	—	31
Total	1,031,399	7,943,229	—	8,974,628
Derivative Financial Instruments
Assets
Futures Contracts[1]	15,138	—	—	15,138
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.